UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2006




ITEM 1. REPORT TO STOCKHOLDERS.
USAA PRECIOUS METALS AND MINERALS FUND - ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2006

[LOGO OF USAA]
   USAA(R)

             USAA PRECIOUS METALS
                   and MINERALS Fund

                             [GRAPHIC OF USAA PRECIOUS METALS AND MINERALS FUND]

     A n n u a l  R e p o r t

--------------------------------------------------------------------------------
     MAY 31, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              6

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

    Distributions to Shareholders                                            12

    Report of Independent Registered Public Accounting Firm                  13

    Portfolio of Investments                                                 14

    Notes to Portfolio of Investments                                        18

    Financial Statements                                                     20

    Notes to Financial Statements                                            23

EXPENSE EXAMPLE                                                              37

ADVISORY AGREEMENTS                                                          39

DIRECTORS' AND OFFICERS' INFORMATION                                         45

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                      IT IS A CLASSIC SCENARIO. WHEN MARKETS
[PHOTO OF CHRISTOPHER W. CLAUS]         GO UP, RISK TOLERANCE GOES UP, AND
                                       INVESTORS START TO CHASE PERFORMANCE.

                                                        "

                                                                       JUNE 2006
--------------------------------------------------------------------------------

         Remember risk? It is the flip side of the risk/reward equation. In exchange for the possibility of higher returns, you take on more risk. But during the last two to three years, many investors have forgotten this fundamental investment truth. Hungry for returns in the low-interest-rate environment, they flocked into the riskier asset classes - the emerging markets, small-cap stocks, precious metals, and commodities. Investor experience has been all about reward and very little about risk.

         In May, however, risk finally re-emerged as a consideration in investment decision-making. Rising global interest rates and the potential for a worldwide economic slowdown have led to increased market volatility, reminding investors that outsized rewards are generally paired with greater risk. As a result, the old adage that you should be paid for the risk you assume has taken on renewed meaning.

         It is a classic scenario. When markets go up, risk tolerance goes up, and investors start to chase performance. The opposite approach is often the better course. You would be wise to cultivate patience during rising markets and potentially reduce the amount of risk you take. Experienced investors know that as market returns increase, so do the chances of a correction.

         Still, when the financial markets are awash in liquidity, it is easy to forget the fundamentals. If you cannot find the returns you want in conservative equity and fixed-income investments, you are tempted to seek higher returns elsewhere. This is precisely what happened during the last couple of years.

         But in the spring, it all began to unravel as global interest rates continued to rise. In the months ahead, we may see even higher short-term rates as

 . . . C O N T I N U E D
========================--------------------------------------------------------

         the Federal Reserve Board (the Fed) tries to combat inflation. We may also see a slowdown in the U.S. economy, and if the U.S. economy cools, the world economy is likely to follow suit.

         In this environment, money market fund yields - currently near 5% - are appealing, especially for risk-averse investors. Once the Fed pauses, bonds should become more attractive. For equity investors, the most prudent play may be a conservative stance. They might also want to consider locking in some of their gains in the emerging markets, small-cap stocks, precious metals, and commodities.

         At USAA Investment Management Company, we have already taken a more conservative position in our international and emerging markets portfolios - perhaps earlier than a crystal ball would have suggested
         - but as the market has fallen, our relative performance has been solid. Going forward, we will continue to look for investment opportunities that have the potential to add value while evaluating the risks that could affect them.

         From all of us here, thank you for your business and the opportunity to serve your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

         AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall. o Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARK JOHNSON]           MARK JOHNSON, CFA
                                     USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the year ended May 31, 2006, the USAA Precious Metals and Minerals Fund had a total return of 98.39%. This compares to a return of 87.75% for the Lipper Gold Funds Index, 66.95% for the Philadelphia Gold & Silver Index (XAU), 57.56% for London Gold, and 8.63% for the S&P 500 Index.

WHAT HAPPENED TO THE PRICE OF GOLD OVER THE PERIOD?

                 As the Fund's return suggests, gold moved up substantially. In the first six months of the period, the price of an ounce of gold jumped from $417.25 on May 31, 2005, to $493.08 on November 30, 2005, with the gains largely coming from investment demand. When the dollar started to weaken in early 2006 and concerns about the Iranian nuclear program grew, it was like fuel on the speculative fire, driving the price to $730.40 on May 12, 2006. Over the final 19 days of the period, the price fell rather dramatically, ending at $645.20 on May 31, 2006. The catalyst for the sell-off was a rally in the U.S. dollar, although the extent of the decline also points to the overbought condition of the market.

WHAT DO YOU MEAN BY "INVESTMENT DEMAND?"

                 There are many elements, but in gold you have demand from investors and from fabricators, with the latter actually making something with the gold. In terms of investment demand during the reporting year, the market saw the increasing use of the gold

                 REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 exchange-traded fund (ETF), which gave investors an easy way to put money directly into the metal itself; an increase in petro-dollar recycling from the Middle East because of high energy prices; hedge fund speculation; and an increasing tendency among financial advisers to include commodities in their portfolio asset allocation.

WHAT LED TO THE FUND'S STRONG RELATIVE PERFORMANCE?

                 In general, it was our investment in midtier growth-oriented gold mining companies. We also continued to have a sizable position in platinum, about 14% of the portfolio, and these stocks did well, although their impact on relative performance wasn't significant.

WHAT'S YOUR OUTLOOK?

                 We remain cautious about the price of gold for several reasons. High prices dampen fabrication demand, while driving up scrap supply. Unless investment demand remains at very high levels, prices could continue to drop. Additionally, when any asset class goes up as far and fast as gold did, it's only prudent to be cognizant of the possibility of a downturn. Given the environment, we continue to emphasize high-quality companies, which typically are low-cost producers with strong management, solid balance sheets, and good growth prospects. Our long-term outlook remains positive because of our ongoing concerns about the U.S. dollar.

                 Regardless of the short-term direction of the gold price, it's an investor's exposure to precious metals and minerals itself that is the biggest benefit of the Fund. Because the Fund is typically inversely correlated to other USAA funds, a small holding has the potential to reduce your overall portfolio volatility. Thank you for your investment in the Fund.

                 FOREIGN AND PRECIOUS METALS AND MINERALS INVESTING ARE SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

6

 F U N D
=========-----------------------------------------------------------------------
          RECOGNITION

USAA PRECIOUS METALS AND MINERALS FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
 out of 58 specialty - precious metals funds for the period ending May 31, 2006:

                                 OVERALL RATING
                                   *  *  *  *

           3-YEAR                    5-YEAR                   10-YEAR
          * * * *                   * * * * *                 * * * *
       out of 58 funds           out of 43 funds          out of 30 funds

            The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar
           Ratings metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

USAA PRECIOUS METALS AND MINERALS FUND

                               LIPPER NAMED YOUR USAA PRECIOUS METALS AND
                               MINERALS FUND THE "BEST FUND OVER FIVE YEARS" AND
[LOGO OF LIPPER FUND AWARDS]   THE "BEST FUND OVER 10 YEARS" FOR CONSISTENT
                               RETURN IN THE GOLD ORIENTED FUNDS CATEGORY FOR
                               THE FIVE- AND 10-YEAR PERIODS ENDING DECEMBER
                               31, 2005.

   [LOGO OF LIPPER LEADER]  [LOGO OF LIPPER LEADER]  [LOGO OF LIPPER LEADER]
         TOTAL RETURN          CONSISTENT RETURN           EXPENSE

The Fund is listed as a Lipper Leader for Total Return, Consistent Return, and Expense among 48 funds within the Lipper Gold Oriented Funds category for the overall period ending May 31, 2006. The Fund received a Lipper Leader rating for Total Return among 48, 36, and 24 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

THE HIGHEST LIPPER LEADER FOR CONSISTENT RETURN VALUE WITHIN EACH ELIGIBLE CLASSIFICATION DETERMINED THE 2006 FUND CLASSIFICATION WINNERS OVER THE FIVE- AND 10-YEAR PERIODS ENDED DECEMBER 31, 2005. CONSISTENT RETURN IS A QUANTITATIVE METRIC THAT INCORPORATES RISK-ADJUSTED RETURN AND THE STRENGTH OF THE FUND'S PERFORMANCE TREND RELATIVE TO PEERS. THE USAA PRECIOUS METALS AND MINERALS FUND WAS CHOSEN AMONG 34 AND 21 GOLD ORIENTED FUNDS FOR THE FIVE- AND 10-YEAR PERIODS, RESPECTIVELY, ENDED DECEMBER 31, 2005. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. A DETAILED EXPLANATION OF THE CONSISTENT RETURN CALCULATION METHODOLOGY IS AVAILABLE ON WWW.LIPPERLEADERS.COM. LIPPER IS A LEADING GLOBAL PROVIDER OF MUTUAL FUND RESEARCH.

LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF MAY 31, 2006. THE FUND RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 48, 36, AND 22 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 48 FUNDS FOR THE THREE-YEAR PERIOD AND A SCORE OF 2 AMONG 32 AND 18 FUNDS FOR THE FIVE- AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF MAY 31, 2006. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2006, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA PRECIOUS METALS AND MINERALS FUND
                                                          (Ticker Symbol: USAGX)

OBJECTIVE
--------------------------------------------------------------------------------

                 Long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation; secondary objective of current income.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally invests at least 80% of the Fund's assets in equity securities of domestic and foreign companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals.

--------------------------------------------------------------------------------
                                              5/31/06                5/31/05
--------------------------------------------------------------------------------
Net Assets                                $580.5 Million         $275.8 Million
Net Asset Value Per Share                    $26.77                  $13.60

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/06
--------------------------------------------------------------------------------

1 YEAR                                    5 YEARS                      10 YEARS
98.39%                                     38.64%                       10.45%

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                         CUMULATIVE PERFORMANCE COMPARISON

                               [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             USAA PRECIOUS                                                              PHILADELPHIA GOLD
               METALS AND           S&P 500                             LIPPER GOLD         & SILVER
             MINERALS FUND           INDEX            LONDON GOLD       FUNDS INDEX        INDEX (XAU)
             -------------          -------           -----------       -----------     -----------------
05/31/96      $10,000.00          $10,000.00          $10,000.00        $10,000.00        $10,000.00
06/30/96        8,687.05           10,038.13            9,781.08          8,582.16          8,313.70
07/31/96        8,471.22            9,594.89            9,865.57          8,404.49          8,358.16
08/31/96        8,812.95            9,797.58            9,895.02          8,872.08          8,379.34
09/30/96        8,246.40           10,348.52            9,704.26          8,411.53          7,748.96
10/31/96        8,183.45           10,633.83            9,717.07          8,326.82          7,779.22
11/30/96        8,066.55           11,436.91            9,507.11          8,052.48          8,102.67
12/31/96        8,030.58           11,210.35            9,454.62          7,900.20          7,875.47
01/31/97        7,598.92           11,910.34            8,846.50          7,450.54          7,435.17
02/28/97        8,534.17           12,003.85            9,181.92          8,398.13          8,268.44
03/31/97        7,338.13           11,511.55            8,914.35          7,221.68          7,035.04
04/30/97        6,888.49           12,198.17            8,709.51          6,726.82          6,343.82
05/31/97        7,275.18           12,943.93            8,849.06          6,983.95          7,063.52
06/30/97        6,753.60           13,519.37            8,566.12          6,363.26          6,478.79
07/31/97        6,465.83           14,594.82            8,356.16          6,113.07          6,642.56
08/31/97        6,600.72           13,777.80            8,330.56          6,139.66          6,712.59
09/30/97        6,996.40           14,531.94            8,503.39          6,431.90          7,434.29
10/31/97        5,944.24           14,047.16            7,973.37          5,376.21          5,970.48
11/30/97        4,721.22           14,696.89            7,599.54          4,237.72          4,823.37
12/31/97        4,964.03           14,949.11            7,430.55          4,428.80          5,054.16
01/31/98        5,278.78           15,114.30            7,805.66          4,685.48          5,107.30
02/28/98        5,179.86           16,203.77            7,614.90          4,542.86          5,143.22
03/31/98        5,584.53           17,032.88            7,707.08          4,806.15          5,570.34
04/30/98        6,106.12           17,207.30            7,955.45          5,141.42          5,999.21
05/31/98        5,278.78           16,911.94            7,517.60          4,381.43          5,104.67
06/30/98        4,802.16           17,598.39            7,586.74          3,919.66          4,901.42
07/31/98        4,433.45           17,412.40            7,395.98          3,682.66          4,303.10
08/31/98        3,318.35           14,896.72            7,000.38          2,829.60          3,347.68
09/30/98        5,044.96           15,851.84            7,524.00          4,076.77          5,134.85
10/31/98        5,098.92           17,139.25            7,484.32          4,016.39          5,166.57
11/30/98        4,991.01           18,177.60            7,545.77          3,882.04          4,870.43
12/31/98        5,017.99           19,224.40            7,369.09          3,861.71          4,460.40
01/31/99        4,937.05           20,028.00            7,307.64          3,772.36          4,343.00
02/28/99        4,784.17           19,405.64            7,349.89          3,678.63          4,158.90
03/31/99        4,811.15           20,181.83            7,155.29          3,696.74          4,110.22
04/30/99        5,530.58           20,963.36            7,338.37          4,228.59          5,055.97
05/31/99        4,793.17           20,468.88            6,877.48          3,620.68          4,202.12
06/30/99        5,008.99           21,601.75            6,682.88          3,768.70          4,620.47
07/31/99        4,649.28           20,930.18            6,544.62          3,576.92          4,340.19
08/31/99        4,775.18           20,826.57            6,524.13          3,706.42          4,697.53
09/30/99        5,962.23           20,256.33            7,655.87          4,525.79          5,598.81
10/31/99        5,467.63           21,537.62            7,658.43          4,078.72          4,852.88
11/30/99        5,242.81           21,975.41            7,459.99          3,966.80          4,685.79
12/31/99        5,377.70           23,267.91            7,431.83          4,031.41          4,750.79
01/31/00        4,838.13           22,099.01            7,253.87          3,632.74          4,192.34
02/29/00        4,874.10           21,681.13            7,518.88          3,627.15          4,207.60
03/31/00        4,604.32           23,800.79            7,086.16          3,425.59          3,981.98
04/30/00        4,325.54           23,084.98            7,042.63          3,241.91          3,858.65
05/31/00        4,379.50           22,611.74            6,970.94          3,283.84          3,982.43
06/30/00        4,712.23           23,168.63            7,378.06          3,467.47          4,091.62
07/31/00        4,370.50           22,806.73            7,086.16          3,226.84          3,599.03
08/31/00        4,685.25           24,222.56            7,092.56          3,439.86          3,729.84
09/30/00        4,343.53           22,944.10            7,006.79          3,206.55          3,558.19
10/31/00        3,929.86           22,846.62            6,772.50          2,921.48          3,126.97
11/30/00        4,163.67           21,046.86            6,890.28          3,048.20          3,369.99
12/31/00        4,572.30           21,150.12            7,027.27          3,332.22          3,680.73
01/31/01        4,509.04           21,900.05            6,772.50          3,327.94          3,498.17
02/28/01        4,707.84           19,904.45            6,828.83          3,464.53          3,781.03
03/31/01        4,319.28           18,644.20            6,598.39          3,148.34          3,426.40
04/30/01        5,024.10           20,091.89            6,737.93          3,614.51          3,970.94
05/31/01        5,277.12           20,226.68            6,849.32          3,780.98          4,123.42
06/30/01        5,457.84           19,734.57            6,928.69          3,805.88          3,844.29
07/31/01        5,150.61           19,540.22            6,808.35          3,603.35          3,830.58
08/31/01        5,493.98           18,318.20            6,990.14          3,808.33          4,100.51
09/30/01        5,737.96           16,839.08            7,504.80          3,932.80          4,190.62
10/31/01        5,620.49           17,160.37            7,137.37          3,850.67          3,955.26
11/30/01        5,665.67           18,476.35            7,054.15          3,851.93          3,822.04
12/31/01        5,988.26           18,638.31            7,079.76          4,040.03          3,958.84
01/31/02        6,780.02           18,366.47            7,228.27          4,497.09          4,460.70
02/28/02        7,544.48           18,012.19            7,600.82          4,951.29          4,756.09
03/31/02        8,318.04           18,689.69            7,717.32          5,429.99          5,177.24
04/30/02        8,818.58           17,557.08            7,891.44          5,755.91          5,401.45
05/31/02       10,656.92           17,428.19            8,362.57          6,822.80          6,168.14
06/30/02        9,209.91           16,187.21            8,155.17          5,988.24          5,234.53
07/31/02        7,644.59           14,925.72            7,800.54          4,964.19          4,434.64
08/31/02        8,991.49           15,023.43            8,009.22          5,765.04          5,126.60
09/30/02        9,009.69           13,392.31            8,288.31          5,811.73          5,147.91
10/31/02        8,272.53           14,569.76            8,114.20          5,327.46          4,682.87
11/30/02        8,308.94           15,426.48            8,169.25          5,336.51          4,678.44
12/31/02       10,036.89           14,520.68            8,890.03          6,493.81          5,674.97
01/31/03       10,310.96           14,141.02            9,409.81          6,556.44          5,692.72
02/28/03        9,507.63           13,928.53            8,896.43          6,158.08          5,356.73
03/31/03        8,987.83           14,063.38            8,573.81          5,704.71          4,983.75
04/30/03        9,016.19           15,221.24            8,622.46          5,688.12          4,865.11
05/31/03       10,112.49           16,022.45            9,253.62          6,339.31          5,480.36
06/30/03       10,518.88           16,227.12            8,859.30          6,527.41          5,869.38
07/31/03       11,284.41           16,513.36            9,083.34          6,890.20          6,055.20
08/31/03       13,023.38           16,834.77            9,617.21          7,877.48          6,816.77
09/30/03       13,647.14           16,656.52            9,934.71          8,158.04          6,829.80
10/31/03       15,565.68           17,598.29            9,889.90          9,129.36          7,353.88
11/30/03       17,701.59           17,752.96           10,199.72          9,897.92          8,228.38
12/31/03       17,206.06           18,683.35           10,658.05         10,023.98          8,169.42
01/31/04       15,460.67           19,026.21           10,235.57          9,086.14          7,180.43
02/29/04       15,668.92           19,290.58           10,135.71          9,262.86          7,511.58
03/31/04       16,730.05           18,999.59           10,848.80          9,817.04          7,905.65
04/30/04       13,308.67           18,701.72            9,947.51          7,771.20          6,176.21
05/31/04       14,399.54           18,957.85           10,069.13          8,356.42          6,779.15
06/30/04       13,953.28           19,326.38           10,134.43          8,098.28          6,513.74
07/31/04       13,477.26           18,686.80           10,021.76          7,951.72          6,569.01
08/31/04       14,310.29           18,761.69           10,427.60          8,471.43          7,171.67
09/30/04       15,311.91           18,964.93           10,642.68          9,259.11          7,718.64
10/31/04       15,659.01           19,254.67           10,896.17          9,442.52          7,834.62
11/30/04       16,323.45           20,033.49           11,609.27          9,952.84          8,097.78
12/31/04       15,356.19           20,714.99           11,153.50          9,406.48          7,540.89
01/31/05       14,514.76           20,210.07           10,809.12          8,913.87          6,942.19
02/28/05       15,506.45           20,635.14           11,149.66          9,607.75          7,527.96
03/31/05       14,805.25           20,270.12           10,946.10          9,103.27          7,144.82
04/30/05       13,422.90           19,885.87           11,156.06          8,235.04          6,370.32
05/31/05       13,623.24           20,518.05           10,611.96          8,351.13          6,591.04
06/30/05       15,015.61           20,547.45           11,191.91          9,049.88          7,106.25
07/31/05       14,875.37           21,311.25           10,984.51          9,052.88          6,939.00
08/31/05       15,786.93           21,116.91           11,093.33          9,472.23          7,333.80
09/30/05       18,181.01           21,287.86           12,117.53         10,979.78          8,660.15
10/31/05       16,958.93           20,932.78           12,053.51         10,268.42          8,163.22
11/30/05       18,782.04           21,723.71           12,691.08         11,312.11          8,804.94
12/31/05       21,383.92           21,731.37           13,135.32         12,550.80          9,844.74
01/31/06       24,846.95           22,306.75           14,562.80         14,910.33         11,862.14
02/28/06       23,665.68           22,367.10           14,236.33         13,931.72         10,262.53
03/31/06       26,351.29           22,645.46           14,902.06         15,310.50         10,914.28
04/30/06       29,632.58           22,949.33           16,489.57         17,160.76         12,190.92
05/31/06       27,027.73           22,289.64           16,720.01         15,679.01         11,003.81

                                           [END CHART]

                     DATA FROM 5/31/96 THROUGH 5/31/06.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

         The graph on page 9 illustrates the comparison of a $10,000 hypothetical investment in the USAA Precious Metals and Minerals Fund to the following benchmarks:

         o The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

         o London Gold represents the performance of gold bullion by tracking the price of gold set in London.

         o The Lipper Gold Funds Index tracks the total return performance of the 10 largest funds within the Lipper Gold Oriented Funds category.

         o The Philadelphia Gold & Silver Index, typically referred to as the XAU, represents 12 holdings in the gold and silver sector.

 . . . C O N T I N U E D
========================--------------------------------------------------------

------------------------------------------------------
                  TOP 10 EQUITY HOLDINGS
                    (% of Net Assets)
------------------------------------------------------

Glamis Gold Ltd.                                 6.6%
Goldcorp, Inc.                                   6.3%
Agnico-Eagle Mines Ltd.                          5.7%
Barrick Gold Corp.                               5.3%
Newmont Mining Corp.                             5.2%
Lonmin plc                                       5.1%
Meridian Gold, Inc.                              5.1%
Yamana Gold, Inc.                                5.1%
Anglo American Platinum Corp.                    4.6%
Impala Platinum Holdings Ltd.                    4.4%

                ASSET ALLOCATION
                     5/31/06

         [PIE CHART OF ASSET ALLOCATION]

Gold                                            73.1%
Platinum Group Metals                           14.0%
Base Metals                                      3.9%
Diamonds                                         2.6%
Silver                                           1.6%
Other*                                          23.3%

                    [END CHART]

         * INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-17.

12

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA PRECIOUS METALS AND MINERALS FUND

         The following federal tax information related to the Fund's fiscal year ended May 31, 2006, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2007.

         For the year ended May 31, 2006, the Fund distributed long-term realized capital gains of $0.155185 per share.

         The Fund has elected under Section 853 of the Internal Revenue Code to pass through the credit for taxes paid in foreign countries. The gross income derived from foreign sources and the related foreign taxes for the fiscal year ended May 31, 2006, are $4,194,000 and $141,000, respectively.

         For the fiscal year ended May 31, 2006, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $795,000 as qualifying interest income.

         The Fund has designated a portion of the amount paid to redeeming shareholders, in the amount of $3,255,000, as a long-term capital gain distribution for tax purposes.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA PRECIOUS METALS AND
MINERALS FUND:

We have audited the accompanying statement of assets and liabilities of the USAA Precious Metals and Minerals Fund (a portfolio of USAA Investment Trust) (the "Fund"), including the portfolio of investments, as of May 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the period presented through May 31, 2002, were audited by other auditors whose report, dated July 5, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Precious Metals and Minerals Fund at May 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
July 14, 2006

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2006

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES   SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (95.2%)

             STOCKS (95.0%)
             --------------
             GOLD (72.9%)

             AFRICAN GOLD COMPANIES (1.1%)
   300,000   Gold Fields Ltd. ADR                                                              $  6,573
                                                                                               --------
             AUSTRALIAN GOLD COMPANIES (8.9%)
 8,000,000   Ballarat Goldfields NL*                                                              1,866
11,000,000   Lihir Gold Ltd.*                                                                    24,165
 1,200,000   Newcrest Mining Ltd.                                                                18,192
 2,000,000   Sino Gold Ltd.*                                                                      7,524
                                                                                               --------
                                                                                                 51,747
                                                                                               --------
             EUROPEAN GOLD COMPANIES (3.4%)
 1,000,000   Randgold Resources Ltd. ADR*                                                        19,610
                                                                                               --------

             NORTH AMERICAN GOLD COMPANIES (56.8%)
 1,000,000   Agnico-Eagle Mines Ltd.                                                             33,360
   750,000   American Bonanza Gold Corp.*                                                           286
 1,400,000   Aurizon Mines Ltd.*                                                                  4,004
 1,000,000   Barrick Gold Corp.(c)                                                               30,610
 4,100,000   Cambior, Inc.*                                                                      13,028
   315,000   Centerra Gold, Inc.*                                                                 3,718
 3,000,000   Eldorado Gold Corp.*                                                                15,197
   950,000   Gammon Lake Resources, Inc.*                                                        12,161
 1,000,000   Glamis Gold Ltd.*(c)                                                                38,360
   900,000   Glencairn Gold Corp.*                                                                  605
 1,200,000   Goldcorp, Inc.(c)                                                                   36,792
 2,160,100   Jinshan Gold Mines, Inc.*                                                            2,451
 2,100,000   Kinross Gold Corp.*                                                                 22,954
   950,000   Meridian Gold, Inc.*                                                                29,687
   400,000   Metallic Ventures Gold, Inc.*                                                          817
   800,000   Mexgold Resources, Inc.*                                                             4,721
   400,000   Minefinders Corp. Ltd.*                                                              3,069
   110,000   New Gold, Inc.*                                                                      1,095
   580,000   Newmont Mining Corp.(c)                                                             30,247
   375,000   Northern Star Mining Corp. (acquired 5/05/2006; cost $373)*(a,b,f)                     333
   600,000   Royal Gold, Inc.(c)                                                                 16,968
 2,871,400   Yamana Gold, Inc.*                                                                  29,665
                                                                                               --------
                                                                                                330,128
                                                                                               --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2006

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES   SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             SOUTH AMERICAN GOLD COMPANIES (2.7%)
   600,000   Compania de Minas Buenaventura S.A. ADR                                           $ 15,462
                                                                                               --------
             Total gold (cost: $219,879)                                                        423,520
                                                                                               --------
             DIAMONDS (2.6%)
   430,000   Aber Diamond Corp. (cost: $7,652)                                                   15,010
                                                                                               --------
             PLATINUM GROUP METALS (14.0%)
   300,000   Anglo American Platinum Corp.                                                       26,587
   150,000   Impala Platinum Holdings Ltd.                                                       25,274
   600,000   Lonmin plc                                                                          29,511
                                                                                               --------
             Total platinum group metals (cost: $33,623)                                         81,372
                                                                                               --------
             SILVER (1.6%)
 1,700,000   Hecla Mining Co. (cost: $7,399)*(c)                                                  9,282
                                                                                               --------
             BASE METALS (3.9%)
 9,000,000   Oxiana Ltd.(c)                                                                      20,313
   650,000   Wolfden Resources, Inc.*                                                             2,183
                                                                                               --------
             Total base metals (cost: $9,639)                                                    22,496
                                                                                               --------
             Total stocks (cost: $278,192)                                                      551,680
                                                                                               --------
             WARRANTS (0.2%)
             ---------------
             NORTH AMERICAN GOLD COMPANIES
 1,500,000   American Bonanza Gold Corp. (acquired 11/10/2003; cost $0)*(a,b)                         -
 1,350,000   Glencairn Gold Corp.*                                                                  411
 1,000,000   Jinshan Gold Mines, Inc. (acquired 12/22/2005; cost $0)*(a,b)                          499
    60,000   Metallic Ventures Gold, Inc.*                                                           21
    55,000   New Gold, Inc.*                                                                        130
   187,500   Northern Star Mining Corp. (acquired 5/05/2006; cost $0)*(a,b,f)                         -
                                                                                               --------
             Total warrants (cost: $316)                                                          1,061
                                                                                               --------
             Total equity securities (cost: $278,508)                                           552,741
                                                                                               --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2006

 PRINCIPAL                                                                                       MARKET
    AMOUNT                                                                                        VALUE
     (000)   SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (4.7%)

             COMMERCIAL PAPER
   $16,507   UBS Finance, LLC, 5.02%, 6/01/2006                                                $ 16,507
    10,602   Wisconsin Electric Power Co., 5.01%, 6/02/2006                                      10,600
                                                                                               --------
             Total money market instruments (cost: $27,107)                                      27,107
                                                                                               --------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH
             COLLATERAL FROM SECURITIES LOANED (18.6%)

             COMMERCIAL PAPER (3.4%)
     4,000   Harwood Street Funding I, Liquidity Note, 5.15%(f,h,i), 6/01/2006                    4,000
     8,000   Park Granada LLC, 5.15%(f,h,i), 6/01/2006                                            8,000
     8,000   Park Sienna LLC, 5.15%(h,i), 6/01/2006                                               8,000
                                                                                               --------
                                                                                                 20,000
                                                                                               --------
             REPURCHASE AGREEMENTS (15.0%)(e)
    14,000   Credit Suisse First Boston, LLC, 5.00%, acquired on
                5/31/2006 and due 6/01/2006 at $14,000 (collateralized by
                $14,350 of Freddie Mac Discount Notes(g), 5.16%(h), due
                7/03/2006; market value $14,284)                                                 14,000
    15,000   Deutsche Bank Securities, Inc., 5.02%, acquired on 5/31/2006 and due 6/01/2006 at $15,000 (collateralized by $15,873 of
                Fannie Mae Notes(g), 3.88%, due 2/15/2010; market value
                $15,300)                                                                         15,000
    10,000   Lehman Brothers, Inc., 4.95%, acquired on 5/31/2006 and due
                6/01/2006 at $10,000 (collateralized by $10,335 of Fannie
                Mae Notes(g), 3.86%, due 2/22/2008; market value $10,205)                        10,000
    23,000   Merrill Lynch Government Securities, Inc., 5.01%, acquired on 5/31/2006 and due 6/01/2006 at $23,000 (collateralized by
                $26,400 of International Bank of Reconstruction and
                Development(g), 4.75%, due 2/15/2035; market value $23,462)                      23,000
    25,000   Morgan Stanley & Co., Inc., 5.02%, acquired on 5/31/2006 and due 6/01/2006 at $25,000 (collateralized by $27,840 of
                Tennessee Valley Authority(g), 4.70% - 6.25%, due
                12/15/2016 - 4/01/2056; market value $26,025)                                    25,000
                                                                                               --------
                                                                                                 87,000
                                                                                               --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2006

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES   SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (0.2%)
   992,561   AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.92%(d)                   $    993
    12,419   Merrill Lynch Premier Institutional Fund, 4.81%(d)                                      12
                                                                                               --------
                                                                                                  1,005
                                                                                               --------
             Total short-term investments purchased with cash collateral
                from securities loaned (cost: $108,005)                                         108,005
                                                                                               --------
             TOTAL INVESTMENTS (COST: $413,620)                                                $687,853
                                                                                               ========

18

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2006

GENERAL NOTES
--------------------------------------------------------------------------------

                 Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

                 ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Security that has been deemed illiquid by USAA Investment
                     Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at May 31, 2006, was $832,000, which represented 0.14% of the Fund's net assets.

                 (b) Security was fair valued at May 31, 2006, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

                 (c) The security or a portion thereof was out on loan as of
                     May 31, 2006.

                 (d) Rate represents the money market fund annualized seven-day yield at May 31, 2006.

                 (e) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2006

                 (f) Restricted security that is not registered under the
                     Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

                 (g) U.S. government agency issues. Securities issued by
                     government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

                 (h) Zero-coupon security. Rate represents the effective yield at date of purchase.

                 (i) Commercial paper issued in reliance on the "private
                     placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

                 *   Non-income-producing security for the year ended May
                     31, 2006.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2006

ASSETS
   Investments in securities, at market value (including securities
      on loan of $102,610) (identified cost of $326,620)                        $600,853
   Repurchase agreements (valued at cost)                                         87,000
   Cash                                                                               12
   Receivables:
      Capital shares sold                                                          1,093
      USAA Transfer Agency Company (Note 7C)                                          29
      Dividends and interest                                                          96
      Securities sold                                                                178
      Other                                                                           77
                                                                                --------
         Total assets                                                            689,338
                                                                                --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                           108,016
      Capital shares redeemed                                                        325
   Accrued management fees                                                           406
   Accrued transfer agent's fees                                                      12
   Other accrued expenses and payables                                                40
                                                                                --------
         Total liabilities                                                       108,799
                                                                                --------
             Net assets applicable to capital shares outstanding                $580,539
                                                                                ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $293,239
   Accumulated undistributed net investment loss                                  (8,141)
   Accumulated net realized gain on investments                                   21,204
   Net unrealized appreciation of investments                                    274,233
   Net unrealized appreciation on foreign currency translations                        4
                                                                                --------
             Net assets applicable to capital shares outstanding                $580,539
                                                                                ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                21,686
                                                                                ========
   Net asset value, redemption price, and offering price per share              $  26.77
                                                                                ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND
YEAR ENDED MAY 31, 2006

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $141)               $  4,842
   Interest                                                           1,085
   Securities lending (net)                                             221
                                                                   --------
      Total income                                                    6,148
                                                                   --------
EXPENSES
   Management fees                                                    3,134
   Administration and servicing fees                                    603
   Transfer agent's fees                                                796
   Custody and accounting fees                                          140
   Postage                                                               67
   Shareholder reporting fees                                            27
   Trustees' fees                                                         9
   Registration fees                                                     47
   Professional fees                                                     42
   Other                                                                  5
                                                                   --------
      Total expenses                                                  4,870
   Expenses paid indirectly                                             (52)
                                                                   --------
      Net expenses                                                    4,818
                                                                   --------
NET INVESTMENT INCOME                                                 1,330
                                                                   --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY

   Net realized gain on:
      Investments
         Unaffiliated transactions                                   35,607
         Affiliated transactions                                        573
      Foreign currency transactions                                      12
   Change in net unrealized appreciation/depreciation of:
      Investments                                                   216,199
      Foreign currency translations                                       2
                                                                   --------
            Net realized and unrealized gain                        252,393
                                                                   --------
   Increase in net assets resulting from operations                $253,723
                                                                   ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND
YEARS ENDED MAY 31,

                                                                  2006             2005
                                                              -------------------------
FROM OPERATIONS
   Net investment income                                      $  1,330        $     176
   Net realized gain on investments                             36,180            1,875
   Net realized gain on foreign currency transactions               12              139
   Change in net unrealized appreciation/depreciation of:
      Investments                                              216,199          (18,366)
      Foreign currency translations                                  2              (95)
                                                              -------------------------
         Increase (decrease) in net assets resulting
            from operations                                    253,723          (16,271)
                                                              -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gains                                           (2,897)          (3,247)
                                                              -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                   245,203          109,059
   Reinvested dividends                                          2,505            2,711
   Cost of shares redeemed                                    (193,792)        (108,097)
                                                              -------------------------
      Increase in net assets from capital
         share transactions                                     53,916            3,673
                                                              -------------------------
CAPITAL CONTRIBUTION FROM:
   USAA Investment Management Company                                -                4
                                                              -------------------------
   USAA Transfer Agency Company (Note 7C)                           29                -
                                                              -------------------------
   Net increase (decrease) in net assets                       304,771          (15,841)

NET ASSETS
   Beginning of period                                         275,768          291,609
                                                              -------------------------
   End of period                                              $580,539        $ 275,768
                                                              =========================
Accumulated undistributed net investment loss:
   End of period                                              $ (8,141)       $ (13,935)
                                                              =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                  10,526            7,429
   Shares issued for dividends reinvested                          127              178
   Shares redeemed                                              (9,237)          (7,420)
                                                              -------------------------
      Increase in shares outstanding                             1,416              187
                                                              =========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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           to FINANCIAL Statements

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2006

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA Precious Metals and Minerals Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's primary investment objective is to seek long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation. Current income is a secondary objective. The Fund concentrates its investments in equity securities of domestic and foreign companies engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. As such, the Fund may be exposed to more risk than portfolios with a broader industry diversification.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE)on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

24

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           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2006

              2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

              4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              5. Repurchase agreements are valued at cost, which approximates market value.

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           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2006

              6. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has

26

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2006

              passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2006

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statements of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended May 31, 2006, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $47,000 and $5,000, respectively, resulting in a total reduction in Fund expenses of $52,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities

28

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2006

              arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million loan agreement.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2006

         For the year ended May 31, 2006, the Fund paid CAPCO facility fees of $1,000, which represents 1.1% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended May 31, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting resulted in reclassifications to the statement of assets and liabilities to increase paid-in capital by $3,256,000, decrease accumulated undistributed net investment loss by $4,464,000, and decrease accumulated net realized gain on investments by $7,720,000. This includes differences in the accounting for foreign currency gains and losses and passive foreign investment corporation gains and losses, and the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends-paid deduction for federal income tax purposes. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended May 31, 2006, and 2005, was as follows:

                                                     2006             2005
                                                  ---------------------------
         Long-term realized capital gains         $2,897,000       $3,247,000

30

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           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2006

         As of May 31, 2006, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                             $ 17,854,000
         Accumulated capital and other losses                           (90,000)
         Undistributed long-term capital gains                       18,617,000
         Unrealized appreciation of investments                     250,915,000
         Unrealized appreciation on foreign currency translations         4,000

         The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales and the tax deferral of mark-to-market adjustments.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended May 31, 2006, the Fund utilized capital loss carryovers of $535,000 to offset capital gains. At May
         31, 2006, the Fund had a current post-October deferred currency loss of $90,000, for federal income tax purposes, which will be recognized on the first day of the following fiscal year.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended May 31, 2006, were $143,998,000 and $112,244,000, respectively.

         As of May 31, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was $436,938,000.

         Gross unrealized appreciation and depreciation of investments as of May 31, 2006, for federal income tax purposes, were $253,011,000 and $2,096,000, respectively, resulting in net unrealized appreciation of $250,915,000.

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           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2006

(5) FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         The Fund may enter into forward currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. A forward currency contract is an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the trade date of the contract. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         At May 31, 2006, the Fund had no open forward foreign currency contracts.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transactions. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral

32

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           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2006

         when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of MetWest, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the year ended May 31, 2006, the Fund received securities-lending income of $221,000, which is net of the 20% income retained by MetWest. As of May 31, 2006, the Fund loaned securities having a fair market value of approximately $102,610,000 and received cash collateral of $108,016,000 for the loans. Of this amount, $108,005,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $11,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Gold Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Gold Oriented Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

              The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2006

              of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%

+/- 4.01% to 7.00%                       +/- 0.05%

+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Gold Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the year ended May 31, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $3,134,000, which included a performance adjustment of $119,000 that increased the base management fee of 0.75% by 0.03%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended May 31, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $603,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the

34

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2006

              reimbursement of these expenses incurred by the Manager. For the year ended May 31, 2006, the Fund reimbursed the Manager $17,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended May 31, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $796,000. In addition, the Fund recorded a receivable from SAS of $29,000 for adjustments related to corrections to shareholder transactions.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended May 31, 2006, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees,

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2006

         purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred:

                                                                    NET REALIZED
                                                         COST TO      GAIN TO
                  SELLER                PURCHASER       PURCHASER      SELLER
         -----------------------------------------------------------------------
         USAA Precious Metals       USAA Cornerstone
            and Minerals Fund         Strategy Fund      $816,000      $573,000

36

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2006

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                          YEAR ENDED MAY 31,
                                             -------------------------------------------------------------------------
                                                 2006             2005            2004            2003            2002
                                             -------------------------------------------------------------------------
Net asset value at beginning of period       $  13.60         $  14.52        $  10.70        $  11.71        $   5.84
                                             -------------------------------------------------------------------------
Income (loss) from investment operations:
    Net investment income (loss)(a)               .07              .01            (.07)            .02            (.01)
    Net realized and unrealized
       gain (loss)(a)                           13.26             (.78)           4.75            (.65)           5.93
                                             -------------------------------------------------------------------------
Total from investment operations(a)             13.33             (.77)           4.68            (.63)           5.92
                                             -------------------------------------------------------------------------
Less distributions:
    From net investment income                      -                -            (.86)           (.38)           (.05)
    From realized capital gains                  (.16)            (.15)              -               -               -
                                             -------------------------------------------------------------------------
    Total distributions                          (.16)            (.15)           (.86)           (.38)           (.05)
                                             -------------------------------------------------------------------------
Net asset value at end of period             $  26.77         $  13.60        $  14.52        $  10.70        $  11.71
                                             =========================================================================
Total return (%)*                               98.39            (5.39)          42.39           (5.11)         101.95
Net assets at end of period (000)            $580,539         $275,768        $291,609        $156,192        $149,679
Ratio of expenses to average
    net assets (%)**(b)                          1.21             1.26            1.26            1.47            1.56
Ratio of net investment income (loss)
    to average net assets (%)**                   .33              .06            (.49)            .20            (.16)
Portfolio turnover (%)                          29.43            26.74           27.09           31.39           40.61

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the year ended May 31, 2006, average net assets were $403,447,000.
(a) Calculated using average shares. For the year ended May 31, 2006, average shares were 19,780,000.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:

                                                 (.01%)           (.03%)          (.03%)          (.00%)(+)       (.00%)(+)
    + Represents less than 0.01% of average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2006

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of December 1, 2005, through May 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

38

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2006

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                          EXPENSES PAID
                                      BEGINNING           ENDING         DURING PERIOD*
                                    ACCOUNT VALUE     ACCOUNT VALUE     DECEMBER 1, 2005 -
                                  DECEMBER 1, 2005     MAY 31, 2006       MAY 31, 2006
                                  --------------------------------------------------------
         Actual                       $1,000.00          $1,439.00            $7.05

         Hypothetical
            (5% return before
            expenses)                  1,000.00           1,019.15             5.84

         *Expenses are equal to the Fund's annualized expense ratio of 1.16%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 43.90% for the six-month period of December 1, 2005, through May 31, 2006.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2006

         At a meeting of the Board of Trustees held on April 19, 2006, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of

40

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2006

         fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included certain information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager,

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2006

         including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the

42

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2006

         same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of both its expense group and expense universe. The data indicated that the Fund's total expenses were below the median of both its expense group and expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2005. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one- and three-year periods ended December 31, 2005.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2006

         for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager. The Trustees also noted the relatively low management fee and total expenses of the Fund as compared to its peer group and peer universe.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate

44

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2006

         compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

 D I R E C T O R S '  A N D  O F F I C E R S '
=====================-----------------------------------------------------------
                      INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

              The Board of Directors of the Company consists of five Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates.
              The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

              Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of May 31, 2006. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

              *FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS
               AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

46

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

              CHRISTOPHER W. CLAUS (2,4)
              Director
              Born: December 1960
              Year of Election or Appointment: 2001

              President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services (SAS). He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN (3,4,5,6)
              Director
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              ROBERT L. MASON, PH.D. (3,4,5,6)
              Director
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR (3,4,5,6)
              Director
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

48

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              RICHARD A. ZUCKER (2,3,4,5,6)
              Director and Chairman of the Board of Directors
              Born: July 1943
              Year of Election or Appointment: 1992(+)

              Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

              (+) MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              STUART WESTER
              Vice President
              Born: June 1947
              Year of Appointment: 2002

              Vice President, Equity Investments, IMCO (1/99-present). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Life/IMCO/USAA Financial Planning Services
              (FPS) General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc. (FAI), FPS, and SAS; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

              (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

50

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              DEBRA K. DUNN
              Treasurer
              Born: August 1969
              Year of Appointment: 2005

              Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02); Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI; and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

              EILEEN M. SMILEY
              Assistant Secretary
              Born: November 1959
              Year of Appointment: 2003

              Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, SAS, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              JEFFREY D. HILL
              Chief Compliance Officer
              Born: December 1967
              Year of Appointment: 2004

              Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01). Mr. Hill also serves as Chief Compliance Officer of USAA Life Investment Trust, a registered investment company offering five individual funds.

52

 N O T E S
==========----------------------------------------------------------------------

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                                                                              53

 N O T E S
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54

 N O T E S
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                                                                              55

 N O T E S
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56

 N O T E S
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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

                 MUTUAL FUND    (from touch-tone phones only)
              USAA TOUCHLINE    For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23407-0706                                  (C)2006, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Trustees of USAA Investment Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. On September 14, 2005, the Board of Trustees of USAA Investment Trust approved a revised Sarbanes Code applicable to the Funds' senior financial officers. There were no substantive changes to the ethical duties or responsibilities of the Funds' senior financial officers. The changes to the Sarbanes Code were necessary because of the change of the Funds' Chairman of the Board to an independent director. The revised Sarbanes Code clarifies that the same USAA personnel will continue to receive reports of all violations of the Sarbanes Code and be required to approve outside employment and certain financial interests in transactions. Under the revised Sarbanes Code, the Funds' Board of Directors will continue to receive the same notifications, reports and have the same power that it had before under the original Sarbanes Code. A copy of the revised Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code or the revised Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Investment Trust. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues and an expert witness in cases involving financial reporting matters. Dr. Starks is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Investment Trust. Dr. Starks resigned from the Board of Trustees effective May 22, 2006.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Investment Trust, consists of 10 funds in all. Only 9 funds of the Registrant (excluding the Total Return Strategy Fund) have a fiscal year-end of May 31 and are included within this report (the Funds). The aggregate fees billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Funds' annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended May 31, 2006 and 2005 were $221,400 and $150,400, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended May 31, 2006 and 2005 were $50,000 and $15,500, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young, LLP for tax services are detailed in the table below:

----------------------------------------------------------------------------------------------
               Review of Federal,
               State and City        Passive     Quarterly
               Income and tax        Foreign     Diversification
               returns and excise   Investment   Review under      Excise Tax
               tax calculations      Company     Subchapter M      Assistance          TOTAL
----------------------------------------------------------------------------------------------
FYE 5-31-2006     $44,390            $11,125       $11,633           $ 8,494          $ 75,642
FYE 5-31-2005     $41,100            $14,050       $10,993           $     0          $ 66,143
----------------------------------------------------------------------------------------------
TOTAL             $85,490            $25,175       $22,626           $ 8,494          $141,785
----------------------------------------------------------------------------------------------

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended May 31, 2006 or 2005.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for May 31, 2006 and 2005 were $187,642 and $109,143, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2006 and 2005 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. Disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                             USAA MUTUAL FUNDS TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS
         -----------------------------

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA Mutual Funds Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
             - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
             - full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
             - compliance with applicable laws and governmental rules and regulations;
             - prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the relevant Funds' Board of Directors/ Trustees; and
             -  accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST
         ---------------------

         A.       DEFINITION OF A CONFLICT OF INTEREST.
                  ------------------------------------

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
                o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chair/ CEO of USAA and reported to each affected Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS
         --------------------------------------

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/ Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
         - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY
         ----------------------------

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
                Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Board of Directors/Trustees.

         B.     REQUIRED REPORTS
                ----------------

                -      EACH COVERED OFFICER MUST:
                       -------------------------

                       - Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
                       - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -      THE CHIEF LEGAL OFFICER MUST:
                       ----------------------------

                       - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                       - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES
                  ------------------------

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the relevant Funds' Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the relevant Funds' Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  o        The  Boards  of  Directors/Trustees  understand  that
                           Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered
                           Officer.

V.       OTHER POLICIES AND PROCEDURES
         -----------------------------

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS
         ----------

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Boards of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION
         --------------------------------------

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.


Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA Mutual Funds
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.
Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA Mutual Funds Trust: September 14, 2005.
Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust:  December 8, 2005.



                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

TITLE             COMPANY
-----             -------

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA Mutual Funds Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA Mutual Funds Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST (EXCEPT TOTAL RETURN STRATEGY FUND)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JULY 31, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JULY 31, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    JULY 31, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.